Broadcasting Rights, Net of Rights Exercised	12 Months Ended
Dec. 31, 2019
Broadcasting Rights, Net of Rights Exercised [Abstract]
Broadcasting Rights, Net of Rights Exercised [Text Block]

Note 11 - Broadcasting Rights, Net of Rights Exercised

	December 31
	2018	2019
	NIS	NIS
Cost	1,010	1,242
Less rights exercised	(547)	(578)
Impairment loss (see Note 9)	(403)	(605)

Total	60	59

For further information about the Group’s agreements for acquisition of broadcasting rights, see Note 23, Agreements.